SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLIERS
Schedule of suppliers

	12/31/2023	12/31/2022
Current
Goods, Materials and Services	1,852,263	1,870,754
Energy Purchased for Resale	1,088,948	1,632,529
CCEE - Short Term Energy	22,656	13,890
	2,963,867	3,517,173